BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2017
BORROWINGS [Abstract]
Schedule of Short-term Borrowings
	2016	2017
	December 31	June 30
	RMB	RMB
Short-term bank borrowings	5,245,641,157	6,488,825,119
Long-term bank borrowings—current portion	242,987,883	145,068,204
Total short-term borrowings	5,488,629,040	6,633,893,323

Schedule of Long-term Borrowings
	2016	2017
	December 31	June 30
	RMB	RMB
Long-term bank borrowings	731,507,442	612,585,827
Less: Current portion	(242,987,883)	(145,068,204)
Total long-term borrowings	488,519,559	467,517,623

Schedule of Long-term Future Principal Repayments
Twelve months ended June 30,	RMB
2018	145,068,204
2019	155,472,879
Thereafter	312,044,744
Total	612,585,827